Intangible Assets - Summary of Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Intangible Assets [Line Items]
Beginning balance	$ 130,326
Ending balance	116,208	$ 130,326
Carrying Amount
Disclosure Of Intangible Assets [Line Items]
Beginning balance	142,315	133,434
Additions	2,053	2,498
Exchange differences	(13,224)	6,383
Ending balance	131,144	142,315
Accumulated Depreciation and Amortization
Disclosure Of Intangible Assets [Line Items]
Beginning balance	(11,989)	(5,746)
Amortization charge	(4,091)	(5,345)
Impairment	(106)	(336)
Exchange differences	1,250	(562)
Ending balance	(14,936)	(11,989)
Goodwill
Disclosure Of Intangible Assets [Line Items]
Beginning balance	118,213
Ending balance	107,241	118,213
Goodwill | Carrying Amount
Disclosure Of Intangible Assets [Line Items]
Beginning balance	118,213	112,904
Exchange differences	(10,972)	5,309
Ending balance	107,241	118,213
Capitalized Software
Disclosure Of Intangible Assets [Line Items]
Beginning balance	6,969
Ending balance	4,590	6,969
Capitalized Software | Carrying Amount
Disclosure Of Intangible Assets [Line Items]
Beginning balance	15,326	13,821
Additions		252
Reclassification	782	555
Exchange differences	(1,435)	698
Ending balance	14,673	15,326
Capitalized Software | Accumulated Depreciation and Amortization
Disclosure Of Intangible Assets [Line Items]
Beginning balance	(8,357)	(3,592)
Amortization charge	(2,493)	(4,040)
Impairment	(106)	(336)
Exchange differences	873	(389)
Ending balance	(10,083)	(8,357)
Other Intangible Assets
Disclosure Of Intangible Assets [Line Items]
Beginning balance	3,985
Ending balance	3,164	3,985
Other Intangible Assets | Carrying Amount
Disclosure Of Intangible Assets [Line Items]
Beginning balance	7,617	5,495
Additions	1,087	1,800
Exchange differences	(687)	322
Ending balance	8,017	7,617
Other Intangible Assets | Accumulated Depreciation and Amortization
Disclosure Of Intangible Assets [Line Items]
Beginning balance	(3,632)	(2,154)
Amortization charge	(1,598)	(1,305)
Exchange differences	377	(173)
Ending balance	(4,853)	(3,632)
Ongoing Development Costs
Disclosure Of Intangible Assets [Line Items]
Beginning balance	1,159
Ending balance	1,213	1,159
Ongoing Development Costs | Carrying Amount
Disclosure Of Intangible Assets [Line Items]
Beginning balance	1,159	1,214
Additions	966	446
Reclassification	(782)	(555)
Exchange differences	(130)	54
Ending balance	$ 1,213	$ 1,159